Commitments and Contingencies - Letters of Credit and Guarantee Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 12,618
2015	3,262
2016	328
2017	3,839
2018	232
Thereafter	$ 6,291